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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

07071045

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Zacks International Yield Hog Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

HGI

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Athens Exchange, Australian Securities Exchange, Bolsa de Valores de Colombia, Continuous Market (Sistema de Interconexión Bursátil Español (SIBE)), Copenhagen Stock Exchange (OMX Nordic Exchange), Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Helsinki Stock Exchange (OMX Nordic Exchange), Hong Kong Stock Exchange, Istanbul Stock Exchange, JSE Limited, Bolsa de Valores de Lima, London Stock Exchange, Luxembourg Stock Exchange, Bolsa Mexicana de Valores, Milan Stock Exchange (Borsa Italiana), Bombay Stock Exchange, New York Stock Exchange, Nasdaq Stock Market, Oslo Bors, Bolsa de Comercio de Santiago, Bovespa, Stockholm Stock Exchange (OMX Nordic Exchange), Tel-Aviv Stock Exchange, Tokyo Stock Exchange, Toronto Stock Exchange, Virt-x Exchange Limited, Warsaw Stock Exchange, Wiener Borse, Xetra

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

PROCESSED
JUL 23 2007
THOMSON
FINANCIAL

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

Mary Yeager

July 16, 2007

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 17 2007

Mary Yeager
Corporate Secretary

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

Via Overnight Mail

July 16, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – Claymore Exchange-Traded Fund Trust 2 and HealthShares, Inc.**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Claymore Exchange-Traded Fund Trust 2, Claymore/Zacks Country Rotation ETF (Ticker Symbol CRO);
- Claymore Exchange-Traded Fund Trust 2, Claymore/Zacks International Yield Hog Index ETF (Ticker Symbol HGI); and
- HealthShares, Inc., HealthShares Orthopedic Repair Exchange-Trade Fund (Ticker Symbol HHP).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

[signature]

Enclosures

cc: Tim Malinowski (NYSE Arca, Inc.)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 17 2007

END